                        ASSET MANAGEMENT FUND, INC. LOGO

                             ASSET MANAGEMENT FUND
                             230 WEST MONROE STREET
                               CHICAGO, IL 60606

                        ASSET MANAGEMENT FUND, INC. LOGO

                             ASSET MANAGEMENT FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000

                               CHAIRMAN'S MESSAGE

June 12, 2000

Dear Stockholders:

  The Trustees and Officers of the Asset Management Fund are pleased to present this semi-annual report.

  The economy continued to sizzle over the last six months to the degree that the Federal Reserve finally leaned into the barely perceptible inflationary winds and in three incremental moves, bumped the Fed Funds rate higher by 75 basis points.

  In the process the yield curve became partially inverted as yields in the short end of the curve rose and those in the longer end declined. This phenomena combined with other factors, caused credit spreads to widen (i.e. treasuries outperformed agencies, mortgages and corporates) and volatility to increase.

  The most productive asset alignment during the period was to own short duration adjustable securities of most any description and long duration treasuries. The overweight of treasuries in the AMF mortgage portfolios and the superior performance of the ARM sector over the last six months are testimony to this reality.

  Looking forward we believe that the AMF portfolios are well positioned given current market trends and conditions and are, as always, constructed to serve the special needs of depository institutions.

  We thank you, our shareholders for your continuing participation in the AMF portfolios and wish to remind you that your portfolio management team is always available to answer your concerns or questions. We encourage your calls.

Sincerely,

[SIGNATURE TO COME]
Rodger D. Shay
Chairman
Asset Management Fund

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...................................    104.7%
  Federal Home Loan Bank*
     6.08%                                                            5/3/00    $ 7,500    $  7,498,950
     6.29%                                                           5/10/00      5,000       5,000,000
                                                                                           ------------
                                                                                             12,498,950
                                                                                           ------------
  Freddie Mac -- Discount Note
     5.88%                                                            5/1/00     26,000      26,000,000
  Student Loan Marketing Association*
     5.98%                                                            5/2/00     10,000      10,000,000
     5.93%                                                            5/2/00     12,500      12,500,000
                                                                                           ------------
                                                                                             22,500,000
                                                                                           ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $60,998,950)                                                                      60,998,950
REPURCHASE AGREEMENTS................................      3.9%
  Barclays Capital, 5.70% (Agreement dated 4/28/00,
     to be repurchased at $2,277,081 on 5/1/00;
     collateralized by $2,265,000 U.S. Treasury
     Notes, 8.75%, due 8/15/00. The market value of
     the collateral is $2,322,306)                                    5/1/00      2,276       2,276,000
                                                                                           ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $2,276,000)                                                                        2,276,000
TOTAL INVESTMENTS....................................    108.6%
     (Cost $63,274,950)(a)                                                                   63,274,950
LIABILITIES IN EXCESS OF OTHER ASSETS................     (8.6%)                             (5,026,479)
                                                                                           ------------
Net Assets applicable to 58,248,578 Shares of Common
  Stock issued and outstanding.......................    100.0%                            $ 58,248,471
                                                                                           ============
Net Asset Value, offering and redemption price per
  share ($58,248,471 / 58,248,578)                                                                $1.00
                                                                                                 ------
                                                                                                 ------

--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $58,248,471.

 * Variable rate investments. The rate presented is the rate in effect at April 30, 2000. The date presented reflects the next rate change date.
(a)  Cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...................................     24.3%
  Freddie Mac
     5.50%                                                           5/15/02    $ 6,000    $  5,823,750
     6.25%                                                           7/15/04      4,000       3,856,250
                                                                                           ------------
                                                                                              9,680,000
  Freddie Mac -- Discount Note
     5.88%                                                            5/1/00      3,000       2,999,510
     5.89%                                                           5/19/00      5,000       4,984,536
     5.92%                                                           5/23/00      9,000       8,966,132
                                                                                           ------------
                                                                                             16,950,178
                                                                                           ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $26,839,209)                                                                      26,630,178
MORTGAGE RELATED SECURITIES..........................     22.3%
  Cost of Funds Index Based ARMS
     6.15%                                                           5/24/30      4,000       3,897,500
  Fannie Mae
     6.00%                                                            8/1/02      4,107       4,072,459
     6.00%                                                           8/25/17      5,000       4,876,562
     5.85%                                                           9/25/17        630         624,391
     6.40%                                                          11/18/19      1,056       1,048,630
     5.50%                                                           5/25/21        488         485,925
                                                                                           ------------
                                                                                             11,107,967
  Freddie Mac
     6.00%                                                          10/15/02      1,246       1,225,199
     5.50%                                                            5/1/03      4,055       3,929,828
     7.10%                                                           7/20/12      2,674       2,661,514
     5.10%                                                           4/15/17      1,626       1,613,768
                                                                                           ------------
                                                                                              9,430,309
                                                                                           ------------
  TOTAL MORTGAGE RELATED SECURITIES (Cost
     $24,625,031)                                                                            24,435,776
-------------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS............................     52.6%
  U.S. Treasury Notes
     6.13%                                                           7/31/00    $ 5,000    $  5,001,563
     5.63%                                                           2/28/01      8,000       7,945,000
     6.50%                                                           8/31/01      8,000       7,985,000
     5.88%                                                          11/30/01      9,000       8,890,313
     6.13%                                                          12/31/01      5,000       4,954,688
     6.63%                                                           4/30/02     10,000       9,987,499
     6.50%                                                           5/31/02      7,000       6,975,938
     5.38%                                                           6/30/03      4,000       3,862,500
     6.00%                                                           8/15/04      2,000       1,958,750
                                                                                           ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $58,034,001)                                                                      57,561,251
REPURCHASE AGREEMENTS................................      3.5%
  Barclays Capital, 5.70% (Agreement dated 4/28/00,
     to be repurchased at $3,785,797 on 5/1/00;
     collateralized by $3,765,000 U.S. Treasury
     Notes, 8.75%, due 8/15/00. The market value of
     the collateral is $3,860,256)                                   05/1/00      3,784       3,784,000
                                                                                           ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $3,784,000)                                                                        3,784,000
TOTAL INVESTMENTS....................................    102.7%
     (Cost $113,282,241)(a)                                                                 112,411,205
LIABILITIES IN EXCESS OF OTHER ASSETS................     (2.7%)                             (2,902,436)
                                                                                           ------------
Net Assets applicable to 10,689,816 Shares of Common
  Stock issued and outstanding.......................    100.0%                            $109,508,769
                                                                                           ============
Net Asset Value, offering and redemption price per
  share ($109,508,769/10,689,816)                                                                $10.24
                                                                                           ============

--------------------------------------------------------------------------------
Percentages indicated are based on net assets of $109,508,769.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation            $  13,953
Unrealized depreciation             (884,989)
                                   ---------
Net unrealized depreciation        $(871,036)
                                   =========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...................................      4.8%
  Fannie Mae
     7.00%                                                           2/15/03    $ 5,000    $  4,979,688
  Freddie Mac -- Discount Note
     5.88%                                                            5/1/00     10,000       9,998,367
     4.75%                                                           5/19/00     20,000      19,934,363
                                                                                           ------------
                                                                                             29,932,730
                                                                                           ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $34,929,287)                                                                      34,912,418
ADJUSTABLE RATE MORTGAGE RELATED SECURITIES..........     87.5%
  1 Yr. Constant Maturity Treasury Based ARMS
  Chase 1990-EA1,
     6.81%                                                          11/25/20      3,226       3,226,217
  Fannie Mae
     7.35%                                                            7/1/25     20,353      20,880,905
     7.64%                                                            7/1/27     20,088      20,659,083
     7.43%                                                           11/1/27     16,738      17,188,322
     7.43%                                                           12/1/27     19,431      19,947,072
     7.59%                                                            1/1/28     12,740      12,970,573
     7.56%                                                            4/1/28     11,938      12,143,213
     7.41%                                                            5/1/28     11,564      11,751,753
  Freddie Mac
     7.31%                                                           10/1/24     11,515      11,781,642
     7.78%                                                           11/1/26      9,300       9,526,738
     7.36%                                                            3/1/27     15,123      15,463,762
     7.37%                                                            3/1/27     17,531      17,947,307
     7.32%                                                            9/1/27     24,366      24,967,657
     7.36%                                                            1/1/28      9,708       9,908,217
     7.26%                                                            4/1/29     16,224      16,629,557
  Fund America 1993-A CL A-1
     7.24%                                                           6/25/23      9,105       9,275,279
  Government National Mortgage Association
     6.00%                                                           6/26/15     10,000       9,800,000
                                                                                           ------------
                                                                                            244,067,297
  6 Mo. Treasury Bill Based ARMS*
  Citicorp 1992-18 CL A-1
     7.07%                                                          11/25/22     20,114      20,403,492
  Housing Securities, Inc. 1192 SL-1 CL A-1
     8.01%                                                           5/25/16     12,585      12,785,777
                                                                                           ------------
                                                                                             33,189,269
-------------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
  6 Mo. Certificate of Deposit Based ARMS*
  Fannie Mae
     7.57%                                                           12/1/24    $48,272    $ 49,268,028
  Freddie Mac
     7.75%                                                            1/1/26     17,706      18,098,867
                                                                                           ------------
                                                                                             67,366,895
  6 Mo. London Interbank Offering Rate (LIBOR) Based
     ARMS*
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-6
     7.50%                                                           7/25/22     15,507      15,696,197
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1992-9
     7.53%                                                          11/25/22     11,211      11,295,428
  Donaldson, Lufkin, Jenrette Acceptance Corp. 1994-5
     7.98%                                                           4/25/24      2,540       2,578,047
  Freddie Mac
     7.95%                                                            3/1/26      8,112       8,332,813
     7.90%                                                            5/1/26      6,013       6,161,061
                                                                                           ------------
                                                                                             44,063,546
  Cost of Funds Index Based ARMS*
  Fannie Mae
     5.90%                                                           2/25/08      9,982       9,801,499
     5.85%                                                           6/25/12      4,000       3,878,750
     5.95%                                                           9/25/23      9,707       9,418,562
     6.20%                                                            2/1/30     13,648      13,298,256
     6.15%                                                           5/24/30      6,000       5,846,250
     6.20%                                                            5/1/36     52,309      50,968,413
  Freddie Mac
     5.87%                                                          12/15/23     12,871      12,641,938
     5.85%                                                           2/15/24      1,855       1,814,707
                                                                                           ------------
                                                                                            107,668,375
-------------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
  HYBRID ARMS*
  Fannie Mae
     6.24%                                                            7/1/28    $ 5,860    $  5,734,009
     6.33%                                                            8/1/29     13,874      13,696,528
     6.08%                                                            9/1/29      9,374       9,218,763
                                                                                           ------------
                                                                                             28,649,300
  MONTHLY London Interbank Offering Rate (LIBOR)
     Collateralized Mortgage Obligations Based ARMS*
  ABN Amro Mortgage Corp.
     6.53%                                                          12/25/29      6,621       6,612,280
  BA Mortgage Securities, Inc. 1998-4 1A7
     6.38%                                                           8/25/28     21,227      20,935,190
  Fannie Mae
     6.56%                                                          11/25/23     12,005      12,023,265
     6.43%                                                           9/25/28     15,372      15,372,249
  Freddie Mac
     6.64%                                                           5/15/21     12,036      12,062,083
     6.74%                                                           3/15/25     18,320      18,377,411
  MLCC Mortgage Investors, Inc. 1996-C
     6.30%                                                           9/15/21     21,214      21,180,700
  Morserv, Inc. 96-2 1A1
     6.73%                                                          11/25/26     11,170      11,240,048
                                                                                           ------------
                                                                                            117,803,226
  TOTAL ADJUSTABLE RATE MORTGAGE RELATED SECURITIES
     (Cost $639,483,136)                                                                    642,807,908
-------------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE RELATED SECURITIES...............      5.3%
  BALLOONS
  Fannie Mae
     6.00%                                                            5/1/04    $ 8,247    $  8,061,807
  Collateralized Mortgage Obligations
  ABN Amro Mortgage Corp. 1998-1 A3
     7.00%                                                           4/25/28        549         547,345
  Fannie Mae
     5.75%                                                           6/25/06      1,304       1,296,459
     6.00%                                                          12/25/15        794         790,434
     6.50%                                                          10/18/17     13,058      12,952,046
  Freddie Mac
     6.30%                                                           6/25/13        940         935,961
  Prudential Home Mortgage Services 1996-4
     6.50%                                                           4/25/26      6,110       5,953,896
  Prudential Home Mortgage Services 1996-6
     6.00%                                                           5/25/26      1,911       1,900,629
                                                                                           ------------
                                                                                             24,376,770
  Mortgage Pass Throughs
  Freddie Mac
     8.00%                                                            6/1/14      1,932       1,929,521
     9.25%                                                            1/1/17      2,797       2,885,785
     10.50%                                                          12/1/20      1,737       1,839,338
                                                                                           ------------
                                                                                              6,654,644
                                                                                           ------------
  TOTAL FIXED RATE MORTGAGE RELATED SECURITIES
     (Cost $39,651,053)                                                                      39,093,221
U.S. TREASURY OBLIGATIONS............................      0.7%
  U.S. Treasury Notes
     5.88%                                                          11/15/04      5,000       4,867,188
                                                                                           ------------
-------------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                   PAR
                                                         ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $4,899,408)                                                                     $  4,867,188
REPURCHASE AGREEMENTS................................      3.5%
  Barclays Capital 5.70% (Agreement dated 4/28/00, to
     be repurchased at $25,527,120 on 5/1/00;
     collateralized by $25,385,000 U.S. Treasury
     Notes, 8.75%, due 8/15/00. The market value of
     the collateral is $26,027,253)                                   5/1/00    $25,515      25,515,000
                                                                                           ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $25,515,000)                                                                      25,515,000
  TOTAL INVESTMENTS..................................    101.8%
     (Cost $744,477,884)(a)                                                                 747,195,735
LIABILITIES IN EXCESS OF OTHER ASSETS................     (1.8%)                            (13,142,194)
                                                                                           ------------
Net Assets applicable to 74,626,225 Shares of Common
  Stock issued and outstanding.......................    100.0%                            $734,053,541
                                                                                           ============
Net Assets Value, offering and redemption price per
  share ($734,053,541/74,626,225)                                                          $       9.84
                                                                                           ============

--------------------------------------------------------------------------------

Percentages indicated are based on net assets of $734,053,541.

 *  The rate presented is the rate in effect at April 30, 2000.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation            $ 4,750,057
Unrealized depreciation             (2,032,206)
                                   -----------
Net unrealized appreciation        $ 2,717,851
                                   ===========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                        PERCENTAGE
                                                          OF NET                   PAR
                                                          ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS....................................      6.4%
  Freddie Mac
     5.75%                                                            4/15/08    $ 2,000    $ 1,813,125
  Freddie Mac -- Discount Note
     5.88%                                                             5/1/00      4,000      3,999,347
                                                                                            -----------
  TOTAL AGENCY OBLIGATIONS (Cost $5,857,733)                                                  5,812,472
MORTGAGE RELATED SECURITIES...........................     83.2%
  15 Yr. Securities
  Fannie Mae
     6.50%, 5/1/08 to 4/1/14                                                       7,910      7,618,314
  Freddie Mac,
     7.50%, 1/1/10 to 7/1/11                                                      11,371     11,309,941
     6.50%, 2/1/12 to 4/1/12                                                      10,992     10,438,487
     6.00%, 3/1/14 to 3/1/15                                                      11,905     11,160,199
  Government National Mortgage Association
     6.00%, 1/15/14 to 6/15/14                                                    11,972     11,238,194
                                                                                            -----------
                                                                                             51,765,135
  BALLOONS
  Fannie Mae
     6.00%                                                            10/1/05      4,170      3,990,223
  Freddie Mac
     5.50%                                                             2/1/07      7,991      7,471,578
                                                                                            -----------
                                                                                             11,461,801
  Collateralized Mortgage Obligations
  ABN Amro Mortgage Corp. 1998-1 A3
     7.00%                                                            4/25/28        147        145,959
  Freddie Mac
     5.50%                                                           11/15/16      5,000      4,768,750
                                                                                            -----------
                                                                                              4,914,709
  Cost of Funds Index Based ARMS
  Fannie Mae
     6.10%                                                             3/1/30      4,066      3,961,845
     6.15%                                                            5/24/30      4,000      3,897,500
                                                                                            -----------
                                                                                              7,859,345
                                                                                            -----------
  TOTAL MORTGAGE RELATED SECURITIES (Cost $76,889,687)                                       76,000,990
U.S. TREASURY OBLIGATIONS.............................     10.8%
     U.S. Treasury Notes
     5.88%                                                           11/15/04      7,000      6,814,062
     6.00%                                                            8/15/09      1,000        977,188
     6.50%                                                            2/15/10      2,000      2,040,000
                                                                                            -----------
-------------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                        PERCENTAGE
                                                          OF NET                   PAR
                                                          ASSETS     MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,862,407)                                         $ 9,831,250
REPURCHASE AGREEMENTS.................................      3.7%
     Barclays Capital, 5.70% (Agreement dated 4/28/00,
       to be repurchased at $3,412,620 on 5/1/00;
       collateralized by $3,395,000 U.S. Treasury
       Notes, 8.75%, due 8/15/00. The market value of
       the collateral is $3,480,895)                                   5/1/00    $ 3,411      3,411,000
                                                                                            -----------
  TOTAL REPURCHASE AGREEMENTS
       (Cost $3,411,000)                                                                      3,411,000
TOTAL INVESTMENTS.....................................    104.1%
       (Cost $96,020,827) (a)                                                                95,055,712
LIABILITIES IN EXCESS OF OTHER ASSETS.................     (4.1%)                            (3,755,384)
                                                                                            -----------
Net Assets applicable to 9,981,505 Shares of Common
  Stock issued and outstanding........................    100.0%                            $91,300,328
                                                                                            ===========
Net Asset Value, offering and redemption price per
  share ($91,300,328/9,981,505)                                                                   $9.15
                                                                                            ===========

--------------------------------------------------------------------------------

Percentages indicated are based on net assets of $91,300,328.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation            $    57,229
Unrealized depreciation             (1,022,344)
                                   -----------
Net unrealized depreciation        $  (965,115)
                                   ===========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS....................................       2.3%
  Freddie Mac
     5.75%                                                             4/15/08   $ 2,000   $ 1,813,125
                                                                                           -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $1,893,490)                                                                       1,813,125
MORTGAGE RELATED SECURITIES...........................      80.4%
  6 Mo. London Interbank Offering Rate (LIBOR) Based
  ARMS
  Freddie Mac
     7.90%                                                             10/1/24     3,523     3,610,581
  15 Yr. Securities
  Freddie Mac
     6.00%                                                             12/1/13     4,416     4,140,332
  Government National Mortgage Association
     6.50%                                                             5/15/14     9,332     8,961,289
                                                                                           -----------
                                                                                            13,101,621
  30 Yr. Securities
  Government National Mortgage Association
     9.00%, 11/15/04 to 10/15/21                                                   4,404     4,565,994
     10.00%                                                            3/15/19       216       226,572
     7.50%, 2/15/24 to 12/15/29                                                   14,326    14,088,749
     8.50%                                                             6/15/24       768       783,018
     7.00%                                                             4/15/27    12,185    11,720,910
     6.50%                                                             4/15/28     2,995     2,808,596
     6.00%, 11/15/28 to 1/15/29                                                    7,828     7,113,942
                                                                                           -----------
                                                                                            41,307,781
  BALLOONS
  Freddie Mac
     5.50%                                                              2/1/07     4,247     3,970,626
                                                                                           -----------
  TOTAL MORTGAGE RELATED SECURITIES
     (Cost $62,229,156)                                                                     61,990,609
------------------------------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         PERCENTAGE
                                                           OF NET                  PAR
                                                           ASSETS     MATURITY    (000)       VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS.............................      11.4%
  U.S. Treasury Notes
     6.25%                                                             8/31/02   $ 3,000   $ 2,972,813
     5.25%                                                             5/15/04     4,000     3,815,000
     6.50%                                                             2/15/10     2,000     2,040,000
                                                                                           -----------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $8,874,759)                                                                       8,827,813
REPURCHASE AGREEMENTS.................................       4.4%
  Barclays Capital, 5.70% (Agreement dated 4/28/00 to
     be repurchased at $3,388,609 on 5/1/00;
     collateralized by $3,370,000 U.S. Treasury Notes,
     8.75%, due 8/15/00. The market value of the
     collateral is $3,455,260)                                          5/1/00     3,387     3,387,000
                                                                                           -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $3,387,000)                                                                       3,387,000
TOTAL INVESTMENTS.....................................      98.5%
     (Cost $76,384,405)(a)                                                                  76,018,547
OTHER ASSETS IN EXCESS OF LIABILITIES.................       1.5%                            1,166,670
                                                                                           -----------
Net Assets applicable to 7,679,255 Shares of Common
  Stock issued and outstanding........................     100.0%                          $77,185,217
                                                                                           ===========
Net Asset Value, offering and redemption price per
  share ($77,185,217/7,679,255)                                                                 $10.05
                                                                                               -------
                                                                                               -------

--------------------------------------------------------------------------------

Percentages indicated are based on net assets of $77,163,217.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation            $   888,380
Unrealized depreciation             (1,254,238)
                                   -----------
Net unrealized depreciation        $  (365,858)
                                   ===========

See notes to financial statements

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                                                 U.S.
                                                 SHORT U.S.     ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                      MONEY      GOVERNMENT    RATE MORTGAGE     MORTGAGE      MORTGAGE
                                      MARKET     SECURITIES        (ARM)        SECURITIES    SECURITIES
                                    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income.............   $1,660,270    $3,380,082    $25,717,837     $3,180,774    $ 2,716,830
                                    ----------   -----------    -----------    -----------    -----------
     Operating expenses:
       Investment advisory fee...       43,079       139,986      1,792,726        167,899         99,139
       Distribution fee -- Class
          I......................       43,033        83,992        995,959         71,957         59,483
       Distribution fee --
          Class D (a)............          186            --             --             --             --
       Administration fee........        8,616        16,798        119,515         14,391         11,897
       Custodian fee.............        5,925         5,848         17,707          3,835          7,123
       Transfer agent fee........        5,686         1,728          4,022          4,344          1,902
       Legal.....................        6,993        10,858         68,323          9,209          2,126
       Other.....................       12,826        16,752         84,125         14,408          5,016
                                    ----------   -----------    -----------    -----------    -----------
                                       126,344       275,962      3,082,377        286,043        186,686
       Fee waivers...............      (43,064)           --     (1,195,151)       (47,971)            --
                                    ----------   -----------    -----------    -----------    -----------
          Total expenses.........       83,280       275,962      1,887,226        238,072        186,686
                                    ----------   -----------    -----------    -----------    -----------
          Net investment
            income...............    1,576,990     3,104,120     23,830,611      2,942,702      2,530,144
                                    ----------   -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) FROM INVESTMENT
  ACTIVITIES:
     Net realized (loss).........       (2,500)     (444,295)    (1,420,451)    (1,704,777)    (2,218,333)
     Net change in unrealized
      appreciation/(depreciation)
       of investments............           --      (852,552)       491,963       (186,679)        17,782
                                    ----------   -----------    -----------    -----------    -----------
          Net (loss) on
            investments..........       (2,500)   (1,296,847)      (928,488)    (1,891,456)    (2,200,551)
                                    ----------   -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS......   $1,574,490    $1,807,273    $22,902,123     $1,051,246    $   329,593
                                    ==========   ===========    ===========    ===========    ===========
---------------------------------------------------------------------------------------------------------

(a) Represents the fees for the period of December 19, 1999 (initial public investment in Money Market Class D Shares) through April 30, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------
                                                                        MONEY MARKET
                                                                         PORTFOLIO
                                                              --------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                               APRIL 30, 2000     OCTOBER 31,
                                                                (UNAUDITED)          1999
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................   $   1,576,990     $   3,529,497
     Net realized (loss)....................................          (2,500)               --
                                                               -------------     -------------
          Net increase in net assets resulting from
            operations......................................       1,574,490         3,529,497
                                                               -------------     -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................      (1,575,392)       (3,529,497)
     From net realized gains................................              --              (761)
  Dividends paid to Class D stockholders:(a)
     From net investment income.............................          (1,598)               --
                                                               -------------     -------------
       Total dividends paid to stockholders.................      (1,576,990)       (3,530,258)
                                                               -------------     -------------
  Capital transactions Class I:
     Proceeds from sale of shares...........................     265,286,743       788,825,804
     Shares issued to stockholders in reinvestment of
      dividends.............................................       1,208,908         2,907,490
     Cost of shares repurchased.............................    (300,420,760)     (758,103,140)
  Capital transactions Class D:(a)
     Proceeds from sale of shares...........................         106,717                --
     Shares issued to stockholders in reinvestment of
      dividends.............................................           1,160                --
     Cost of shares repurchased.............................          (5,956)               --
                                                               -------------     -------------
       Net increase (decrease) in net assets from capital
        transactions........................................     (33,823,188)       33,630,154
                                                               -------------     -------------
       Total increase (decrease) in net assets..............     (33,825,688)       33,629,393
Net Assets:
  Beginning of year.........................................      92,074,159        58,444,766
                                                               -------------     -------------
  End of year...............................................   $  58,248,471     $  92,074,159
                                                               =============     =============
----------------------------------------------------------------------------------------------

(a) Represents the period from December 19, 1999 (initial public investments in Money Market Class D Shares) through April 30, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------
                                                                   SHORT U.S. GOVERNMENT
                                                                   SECURITIES PORTFOLIO
                                                              -------------------------------
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                               APRIL 30, 2000    OCTOBER 31,
                                                                (UNAUDITED)          1999
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................    $  3,104,120     $  6,461,712
     Net realized (loss)....................................        (444,295)        (675,404)
     Net change in unrealized appreciation/(depreciation) of
      investments...........................................        (852,552)      (2,828,997)
                                                                ------------     ------------
       Net increase in net assets resulting from
        operations..........................................       1,807,273        2,957,311
                                                                ------------     ------------
  Dividends paid to stockholders:
     From net investment income.............................      (3,095,104)      (6,458,738)
                                                                ------------     ------------
       Total dividends paid to stockholders.................      (3,095,104)      (6,458,738)
                                                                ------------     ------------
  Capital transactions:
     Proceeds from sale of shares...........................         730,000       29,405,048
     Shares issued to stockholders in reinvestment of
      dividends.............................................       1,794,989        4,441,912
     Cost of shares repurchased.............................      (6,567,958)     (29,746,442)
                                                                ------------     ------------
       Net increase (decrease) in net assets from capital
        transactions........................................      (4,042,969)       4,100,518
                                                                ------------     ------------
       Total increase (decrease) in net assets..............      (5,330,800)         599,091
Net Assets:
  Beginning of year.........................................     114,839,569      114,240,478
                                                                ------------     ------------
  End of year...............................................    $109,508,769     $114,839,569
                                                                ============     ============
---------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
             ADJUSTABLE RATE                  INTERMEDIATE MORTGAGE                U.S. GOVERNMENT
         MORTGAGE (ARM) PORTFOLIO             SECURITIES PORTFOLIO          MORTGAGE SECURITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------
     SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
      APRIL 30, 2000     OCTOBER 31,      APRIL 30, 2000    OCTOBER 31,      APRIL 30, 2000    OCTOBER 31,
       (UNAUDITED)          1999           (UNAUDITED)          1999          (UNAUDITED)         1999
----------------------------------------------------------------------------------------------------------
      $  23,830,611     $  50,833,921      $  2,942,702     $  6,074,138      $  2,530,144     $ 5,337,265
         (1,420,451)       (4,971,448)       (1,704,777)        (954,738)       (2,218,333)       (836,298)
            491,963        (1,260,125)         (186,679)      (2,834,209)           17,782      (3,107,757)
      -------------     -------------      ------------     ------------      ------------     -----------
         22,902,123        44,602,348         1,051,246        2,285,191           329,593       1,393,210
      -------------     -------------      ------------     ------------      ------------     -----------
        (23,452,166)      (50,785,092)       (2,940,814)      (6,074,951)       (2,584,196)     (5,314,467)
      -------------     -------------      ------------     ------------      ------------     -----------
        (23,452,166)      (50,785,092)       (2,940,814)      (6,074,951)       (2,584,196)     (5,314,467)
      -------------     -------------      ------------     ------------      ------------     -----------
         38,296,705       300,038,599            30,000       31,163,180           624,552      15,324,674
         11,334,435        30,577,753         1,363,182        3,464,307         1,509,840       2,848,770
       (192,635,618)     (342,375,271)       (9,913,380)     (28,566,059)       (9,944,925)     (7,175,510)
      -------------     -------------      ------------     ------------      ------------     -----------
       (143,004,478)      (11,758,919)       (8,520,198)       6,061,428        (7,810,533)     10,997,934
      -------------     -------------      ------------     ------------      ------------     -----------
       (143,554,521)      (17,941,663)      (10,409,766)       2,271,668       (10,065,136)      7,076,677
        877,608,062       895,549,725       101,710,094       99,438,426        87,250,353      80,173,676
      -------------     -------------      ------------     ------------      ------------     -----------
      $ 734,053,541     $ 877,608,062      $ 91,300,328     $101,710,094      $ 77,185,217     $87,250,353
      =============     =============      ============     ============      ============     ===========
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS -- CLASS I
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                     SIX MONTHS
                                       ENDED                       YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2000   ----------------------------------------------------
                                    (UNAUDITED)       1999       1998       1997       1996       1995
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year...........................     $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                      --------      --------   --------   --------   --------   --------
Income from investment
  operations:
---------------------------------
  Net investment income..........       0.0270        0.0480     0.0523     0.0513     0.0516     0.0547
  Net realized and unrealized
     gain (loss) on
     investments.................           --(a)         --         --         --         --         --
                                      --------      --------   --------   --------   --------   --------
       Total from investment
          operations.............       0.0270        0.0480     0.0523     0.0513     0.0516     0.0547
                                      --------      --------   --------   --------   --------   --------
Less distributions:
-------------------
  Dividends paid to stockholders:
     From net investment
       income....................      (0.0270)      (0.0480)   (0.0523)   (0.0513)   (0.0516)   (0.0547)
     From net realized gains.....           --            --(a)       --        --         --         --
                                      --------      --------   --------   --------   --------   --------
       Total distributions to
          stockholders...........      (0.0270)      (0.0480)   (0.0523)   (0.0513)   (0.0516)   (0.0547)
                                      --------      --------   --------   --------   --------   --------
Net asset value, end of period...     $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                      ========      ========   ========   ========   ========   ========
Total return.....................        2.77%         4.94%      5.35%      5.25%      5.29%      5.60%
Ratios/Supplemental data:
----------------------------
  Net assets, end of the period
     (in 000's)..................     $ 58,146      $ 92,074   $ 58,445   $ 48,104   $ 69,484   $ 36,869
  Ratio of expenses to average
     net assets..................        0.29%(b)      0.25%      0.25%      0.26%      0.24%      0.24%
  Ratio of net investment income
     to average net assets.......        5.48%(b)      4.81%      5.22%      5.14%      5.15%      5.40%
  Ratio of expenses to average
     net assets*.................        0.44%(b)      0.40%      0.40%      0.41%      0.39%      0.39%
--------------------------------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Gain (loss) and/or distributions per share were less than $0.005.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS -- CLASS D
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------

                                                               DECEMBER 19,
                                                                 1999 TO
                                                              APRIL 30, 2000
                                                              (UNAUDITED)(A)
----------------------------------------------------------------------------
Net asset value, beginning of year..........................     $  1.00
                                                                 -------
Income from investment operations:
---------------------------------------
  Net investment income.....................................      0.0180
  Net realized and unrealized gain (loss) on investments....          --(b)
                                                                 -------
       Total from investment operations.....................      0.0180
                                                                 -------
Less distributions:
-------------------
  Dividends paid to stockholders:
     From net investment income.............................      (0.018)
                                                                 -------
Net asset value, end of year................................     $  1.00
                                                                 =======
Total return................................................       1.84%(d)
Ratios/Supplemental data:
----------------------------
  Net assets, end of the period (in 000's)..................     $   102
  Ratio of expenses to average net assets...................       0.80%(c)
  Ratio of net investment income to average net assets......       5.19%(c)
  Ratio of expenses to average net assets*..................       0.90%(c)
----------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Period from initial public investment.

(b) Net realized/unrealized gain (loss) per share was less than $0.005.

(c) Annualized.

(d) Represents the total return for the period from December 19, 1999 to April 30, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                        SIX MONTHS
                                          ENDED                       YEAR ENDED OCTOBER 31,
                                      APRIL 30, 2000   ----------------------------------------------------
                                       (UNAUDITED)       1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year...    $  10.36      $  10.66   $  10.55   $  10.56   $  10.68   $  10.45
                                         --------      --------   --------   --------   --------   --------
Income from investment operations:
-------------------------------------
  Net investment income..............      0.2839        0.5600     0.6144     0.6273     0.6370     0.6746
  Net realized and unrealized gain
   (loss) on investments.............     (0.1209)      (0.3000)    0.1100    (0.0100)   (0.1200)    0.2300
                                         --------      --------   --------   --------   --------   --------
       Total from investment
         operations..................      0.1630        0.2600     0.7244     0.6173     0.5170     0.9046
                                         --------      --------   --------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders from
   net investment income.............     (0.2830)      (0.5600)   (0.6144)   (0.6273)   (0.6370)   (0.6746)
                                         --------      --------   --------   --------   --------   --------
Net asset value, end of period.......    $  10.24      $  10.36   $  10.66   $  10.55   $  10.56   $  10.68
                                         ========      ========   ========   ========   ========   ========
Total return.........................       1.60%         2.51%      7.08%      6.04%      4.99%      8.94%
Ratios/Supplemental data:
------------------------------
  Net assets, end of the period (in
   000's)............................    $109,509      $114,840   $114,240   $112,304   $176,892   $167,343
  Ratio of expenses to average net
   assets............................       0.49%(a)      0.49%      0.50%      0.50%      0.48%      0.49%
  Ratio of net investment income to
   average net assets................       5.54%(a)      5.35%      5.83%      5.97%      6.02%      6.42%
  Portfolio turnover rate............         41%          155%        84%        75%        69%       112%

--------------------------------------------------------------------------------
(a) Annualized

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2000    --------------------------------------------------------
                                   (UNAUDITED)        1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year...........................    $   9.84       $   9.91    $   9.99    $   9.95    $   9.94    $   9.78
                                     --------       --------    --------    --------    --------    --------
Income from investment operations:
----------------------------------------
  Net investment income..........      0.2937         0.5290      0.5676      0.6036      0.5958      0.6035
  Net realized and unrealized
     gain (loss) on
     investments.................     (0.0047)       (0.0700)    (0.0800)     0.0400      0.0100      0.1600
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations.............      0.2890         0.4590      0.4876      0.6436      0.6058      0.7635
                                     --------       --------    --------    --------    --------    --------
Less distributions:
--------------------
  Dividends paid to stockholders
     from net investment
     income......................     (0.2890)       (0.5290)    (0.5676)    (0.6036)    (0.5958)    (0.6035)
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of period...    $   9.84       $   9.84    $   9.91    $   9.99    $   9.95    $   9.94
                                     ========       ========    ========    ========    ========    ========
Total return.....................       2.97%          4.73%       5.00%       6.65%       6.27%       8.02%
Ratios/Supplemental data:
------------------------------
  Net assets, end of the period
     (in 000's)..................    $734,054       $877,608    $895,550    $751,334    $796,016    $891,538
  Ratio of expenses to average
     net assets..................       0.47%(a)       0.48%       0.49%       0.49%       0.47%       0.48%
  Ratio of net investment income
     to average net assets.......       5.98%(a)       5.34%       5.70%       6.07%       6.01%       6.12%
  Ratio of expenses to average
     net assets*.................       0.77%(a)       0.78%       0.79%       0.79%       0.77%       0.78%
  Portfolio turnover rate........         39%            51%         53%         74%         60%         68%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED                       YEAR ENDED OCTOBER 31,
                                     APRIL 30, 2000   ----------------------------------------------------
                                      (UNAUDITED)       1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year.............................     $   9.33      $   9.66   $   9.62   $   9.52   $   9.68   $   9.34
                                        --------      --------   --------   --------   --------   --------
Income from investment operations:
-----------------------------------
  Net investment income............       0.2822        0.5490     0.5932     0.6245     0.6101     0.6211
  Net realized and unrealized gain
     (loss) on investments.........      (0.1802)      (0.3300)    0.0761     0.1000    (0.1600)    0.3400
                                        --------      --------   --------   --------   --------   --------
       Total from investment
          operations...............       0.1020        0.2190     0.6693     0.7245     0.4501     0.9611
                                        --------      --------   --------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
     From net investment income....      (0.2820)      (0.5490)   (0.5932)   (0.6245)   (0.6101)   (0.6211)
     In excess of net investment
       income......................           --            --    (0.0361)        --         --         --
                                        --------      --------   --------   --------   --------   --------
       Total distributions to
          stockholders.............      (0.2820)      (0.5490)   (0.6293)   (0.6245)   (0.6101)   (0.6211)
                                        --------      --------   --------   --------   --------   --------
Net asset value, end of period.....     $   9.15      $   9.33   $   9.66   $   9.62   $   9.52   $   9.68
                                        ========      ========   ========   ========   ========   ========
Total return.......................        1.12%         2.32%      7.18%      7.90%      4.82%     10.63%
Ratios/Supplemental data:
------------------------------
  Net assets, end of the period (in
     000's)........................     $ 91,300      $101,710   $ 99,438   $ 77,982   $ 92,289   $187,087
  Ratio of expenses to average net
     assets........................        0.50%(a)      0.48%      0.49%      0.49%      0.44%      0.38%
  Ratio of net investment income to
     average net assets............        6.13%(a)      5.78%      6.17%      6.58%      6.38%      6.55%
  Ratio of expenses to average net
     assets*.......................        0.60%(a)      0.58%      0.59%      0.59%      0.58%      0.58%
  Portfolio turnover rate..........          74%           90%        69%       120%       133%       133%
----------------------------------------------------------------------------------------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                    YEAR ENDED OCTOBER 31,
                                          APRIL 30, 2000   -----------------------------------------------
                                           (UNAUDITED)      1999      1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.......    $  10.26      $ 10.73   $ 10.67   $ 10.51   $ 10.68   $ 10.23
                                             --------      -------   -------   -------   -------   -------
Income from investment operations:
-----------------------------------------
  Net investment income..................      0.3222       0.6416    0.6947    0.7344    0.7479    0.7703
  Net realized and unrealized gain (loss)
   on investments........................     (0.2032)     (0.4726)   0.0877    0.1600   (0.1700)   0.4500
                                             --------      -------   -------   -------   -------   -------
       Total from investment
          operations.....................      0.1190       0.1690    0.7824    0.8944    0.5779    1.2203
                                             --------      -------   -------   -------   -------   -------
Less distributions:
--------------------
  Dividends paid to stockholders:
     From net investment income..........     (0.3290)     (0.6390)  (0.6947)  (0.7344)  (0.7479)  (0.7703)
     In excess of net investment
       income............................          --           --   (0.0277)       --        --        --
                                             --------      -------   -------   -------   -------   -------
       Total distributions to
          stockholders...................     (0.3290)     (0.6390)  (0.7224)  (0.7344)  (0.7479)  (0.7703)
                                             --------      -------   -------   -------   -------   -------
Net asset value, end of period...........    $  10.05      $ 10.26   $ 10.73   $ 10.67   $ 10.51   $ 10.68
                                             ========      =======   =======   =======   =======   =======
Total return.............................       1.19%        1.63%     7.58%     8.87%     5.63%    12.37%
Ratios/Supplemental data:
------------------------------
  Net assets, end of the period (in
     000's)..............................    $ 77,185      $87,250   $80,174   $53,572   $57,267   $62,258
  Ratio of expenses to average net
     assets..............................       0.47%(a)     0.52%     0.53%     0.53%     0.52%     0.53%
  Ratio of net investment income to
   average net assets....................       6.37%(a)     6.13%     6.48%     7.01%     7.10%     7.39%
  Portfolio turnover rate................         54%          73%       93%      135%      165%      177%

--------------------------------------------------------------------------------
(a) Annualized

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open end management company. As of April 30, 2000, the Fund offered shares in five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios"). Effective October 21, 1999, the Money Market Portfolio began offering Class D shares. Prior to that date the Portfolio offered one class only. The Portfolios' investment objectives are to seek to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by each. The Fund was reorganized as a Delaware Business Trust on September 30, 1999.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  Portfolio securities are valued at market value using market quotations or prices obtained from an independent pricing service based upon prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. For certain mortgage related securities, the Board of Trustees has approved the use of a matrix developed by the Adviser that the Board believes reflects the fair value of such securities. Short-term instruments maturing within 60 days may be valued at amortized cost, provided that the Board of Trustees determines that amortized cost represents fair value.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreements at not less than the repurchase price. Repurchase agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Portfolio from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Effective December 8, 1997, Shay Assets Management, Inc. (Adviser) (SAMI) became the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Fund.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion.

  The fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the six months ended April 30, 2000. The waiver amounted to $796,767.

  The fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 29% of its fee for the six months ended April 30, 2000. The waiver amounted to $47,971.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Effective December 8, 1997, Shay Financial Services, Inc. (Distributor) (SFSI) became the distributor to the Fund. The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Fund.

  As compensation for distribution services, the Fund pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each portfolio as follows:

  The fee rate for each of the Money Market Portfolio and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The Distributor voluntarily waived 100% of its fee for Class I and 17% for Class D during the six months ended April 30, 2000. The Money Market waiver amounted to $43,033 for Class I and $31 for Class D.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Distributor voluntarily waived approximately 40% of its fee for the six months ended April 30, 2000. The waiver amounted to $398,384.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

  The fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. (BISYS, Ohio), serves the Fund as administrator and transfer agent. BISYS, Ohio is a subsidiary of The BISYS Group, Inc.

  As compensation for administrative services, the Fund pays the administrator an administrative fee monthly in accordance with the administration plan adopted by the Fund. The fee rate for each of the Money Market, Short U.S. Government Securities, Adjustable Rate Mortgage (ARM), Intermediate Mortgage Securities and U.S. Government Mortgage Securities Portfolios, computed separately, is an annual rate of 0.03% of the average daily net assets of each Portfolio.

--------------------------------------------------------------------------------

C. Transactions in shares of the Fund for the six months ended April 30, 2000 and the year ended October 31, 1999, were as follows:

--------------------------------------------------------------------------------

                                                                 MONEY MARKET PORTFOLIO
                                                             -------------------------------
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                              APRIL 30, 2000    OCTOBER 31,
                                                               (UNAUDITED)          1999
--------------------------------------------------------------------------------------------
Share transactions Class I:
Sale of shares..............................................    265,286,744      788,825,804
Shares issued to stockholders in reinvestment dividends.....      1,208,908        2,907,490
Shares repurchased..........................................   (300,420,760)    (758,103,140)
                                                               ------------     ------------
Net increase................................................    (33,925,108)      33,630,154
Shares outstanding
  Beginning of period.......................................     92,071,765       58,441,611
                                                               ------------     ------------
  End of period.............................................     58,146,657       92,071,765
                                                               ============     ============
Share transactions Class D:(a)
Sale of shares..............................................        106,717               --
Shares issued to stockholders in reinvestment dividends.....          1,160               --
Shares repurchased                                                   (5,956)              --
                                                               ------------     ------------
Net increase................................................        101,921               --
Shares outstanding
  Beginning of period.......................................             --               --
                                                               ------------     ------------
  End of period.............................................        101,921               --
                                                               ============     ============

--------------------------------------------------------------------------------

(a) For the period from December 19, 1999 (initial public investment) though April 30, 2000.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

                                            SHORT U.S. GOVERNMENT         ADJUSTABLE RATE MORTGAGE (ARM)
                                             SECURITIES PORTFOLIO                   PORTFOLIO
                                        ----------------------------------------------------------------
                                        SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                         APRIL 30, 2000    OCTOBER 31,     APRIL 30, 2000    OCTOBER 31,
                                          (UNAUDITED)         1999          (UNAUDITED)         1999
--------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares......................         71,188       2,783,895         3,892,231       30,262,704
  Shares issued to stockholders in
     reinvestment dividends...........        174,440         423,288         1,151,677        3,088,423
  Shares repurchased..................       (638,553)     (2,836,326)      (19,572,009)     (34,590,248)
                                           ----------      ----------       -----------      -----------
  Net increase........................       (392,925)        370,857       (14,528,101)      (1,239,121)
  Shares outstanding
     Beginning of period..............     11,082,741      10,711,884        89,154,326       90,393,447
                                           ----------      ----------       -----------      -----------
     End of period....................     10,689,816      11,082,741        74,626,225       89,154,326
                                           ==========      ==========       ===========      ===========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            INTERMEDIATE MORTGAGE            U.S. GOVERNMENT MORTGAGE
                                             SECURITIES PORTFOLIO              SECURITIES PORTFOLIO
                                        ----------------------------------------------------------------
                                        SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                         APRIL 30, 2000    OCTOBER 31,     APRIL 30, 2000    OCTOBER 31,
                                          (UNAUDITED)         1999          (UNAUDITED)         1999
--------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares......................          3,207       3,243,087             3,773        1,433,797
  Shares issued to stockholders in
     reinvestment dividends...........        147,660         364,694           149,075          271,703
  Shares repurchased..................     (1,075,673)     (2,993,651)         (976,362)        (672,809)
                                           ----------      ----------       -----------      -----------
  Net increase........................       (924,806)        614,130          (823,514)       1,032,691
  Shares outstanding
     Beginning of period..............  10,906,311...      10,292,181         8,502,769        7,470,078
                                           ----------      ----------       -----------      -----------
     End of period....................      9,981,505      10,906,311         7,679,255        8,502,769
                                           ==========      ==========       ===========      ===========

--------------------------------------------------------------------------------
D. At April 30, 2000, Net Assets consisted of the following:

-----------------------------------------------------------------------------------------------------------
                                             SHORT U.S.                      INTERMEDIATE   U.S. GOVERNMENT
                                             GOVERNMENT    ADJUSTABLE RATE     MORTGAGE        MORTGAGE
                             MONEY MARKET    SECURITIES       MORTGAGE        SECURITIES      SECURITIES
                              PORTFOLIO      PORTFOLIO     (ARM) PORTFOLIO    PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Capital Paid-in............  $58,250,971    $118,538,055    $764,274,253     $108,832,341     $84,329,812
Accumulated net realized
  gains (losses)...........       (2,500)     (8,158,250)    (32,938,563)     (16,566,898)     (6,778,737)
Net unrealized
  appreciation/depreciation
  of investments...........          -0-        (871,036)      2,717,851         (965,115)       (365,858)
                             -----------    ------------    ------------     ------------     -----------
                             $58,248,471    $109,508,769    $734,053,541     $ 91,300,328     $77,185,217
                             ===========    ============    ============     ============     ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
E. For the six months ended April 30, 2000, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                                                                                            U.S.
                                            SHORT U.S.     ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                            GOVERNMENT    RATE MORTGAGE     MORTGAGE      MORTGAGE
                                            SECURITIES        (ARM)        SECURITIES    SECURITIES
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------
Purchases.................................  $40,427,319   $290,644,126    $66,271,040    $40,486,183
                                            ===========   ============    ===========    ===========
Sales and maturities......................  $42,646,298   $377,295,296    $74,374,750    $50,370,712
                                            ===========   ============    ===========    ===========
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

5605 North MacArthur Blvd./Irving, TX 75038
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07901
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, PA 19103
TRUSTEES AND OFFICERS
Richard M. Amis
Trustee

Arthur G. De Russo
Trustee

David F. Holland
Trustee

Gerald J. Levy
Trustee and Vice Chairman

Rodger D. Shay
Trustee and Chairman

Edward E. Sammons, Jr.
President

Robert T. Podraza
Vice President and
Assistant Treasurer

Steve Pierce
Treasurer

Daniel K. Ellenwood
Secretary

Christine A. Cwik
Assistant Secretary

Alaina Metz
Assistant Secretary